Average Annual Total Returns{- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2010 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0201 Past 1 year	F0201 Past 5 years	F0201 Past 10 years
Total	(0.91%)	6.26%	6.11%	(3.25%)	4.25%	4.40%	0.45%	4.42%	4.38%	1.18%	6.49%	6.09%	3.41%	6.71%	6.10%	5.40%	7.80%	7.00%	5.55%		7.99%	[1]	Oct. 02, 2018	(1.54%)	3.57%	2.90%	5.40%	7.70%	7.22%

[1]	(a)Since inception October 2, 2018.